Debt securities - Available for sale securities and yield (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
0-1 years
Debt securities
Available-for-sale	£ 7,955	£ 8,143
Yield %	0.90%	1.00%
1-5 years
Debt securities
Available-for-sale	£ 17,981	£ 14,942
Yield %	1.90%	2.00%
5-10 years
Debt securities
Available-for-sale	£ 11,087	£ 10,533
Yield %	1.70%	2.10%
Over 10 years
Debt securities
Available-for-sale	£ 6,658	£ 5,636
Yield %	2.90%	2.60%
Debt securities
Debt securities
Available-for-sale	£ 43,681	£ 39,254
Yield %	1.80%	1.90%
Central and local government | UK
Debt securities
Available-for-sale	£ 17,656	£ 10,581
Yield %	2.40%	3.40%
Central and local government | UK | 0-1 years
Debt securities
Available-for-sale	£ 1,152	£ 1,722
Yield %	1.70%	0.90%
Central and local government | UK | 1-5 years
Debt securities
Available-for-sale	£ 7,000	£ 2,900
Yield %	2.50%	5.20%
Central and local government | UK | 5-10 years
Debt securities
Available-for-sale	£ 5,814	£ 3,318
Yield %	2.00%	3.50%
Central and local government | UK | Over 10 years
Debt securities
Available-for-sale	£ 3,690	£ 2,641
Yield %	3.20%	3.00%
Central and local government | USA
Debt securities
Available-for-sale	£ 8,461	£ 6,953
Yield %	2.10%	2.20%
Central and local government | USA | 0-1 years
Debt securities
Available-for-sale	£ 455	£ 41
Yield %	0.80%	1.90%
Central and local government | USA | 1-5 years
Debt securities
Available-for-sale	£ 4,243	£ 2,797
Yield %	1.90%	1.90%
Central and local government | USA | 5-10 years
Debt securities
Available-for-sale	£ 2,221	£ 2,799
Yield %	2.10%	2.10%
Central and local government | USA | Over 10 years
Debt securities
Available-for-sale	£ 1,542	£ 1,316
Yield %	2.80%	3.00%
Central and local government | Other
Debt securities
Available-for-sale	£ 11,454	£ 15,678
Yield %	1.20%	1.20%
Central and local government | Other | 0-1 years
Debt securities
Available-for-sale	£ 4,716	£ 5,104
Yield %	0.70%	1.10%
Central and local government | Other | 1-5 years
Debt securities
Available-for-sale	£ 3,405	£ 5,942
Yield %	1.50%	1.00%
Central and local government | Other | 5-10 years
Debt securities
Available-for-sale	£ 2,230	£ 3,444
Yield %	1.10%	1.20%
Central and local government | Other | Over 10 years
Debt securities
Available-for-sale	£ 1,103	£ 1,188
Yield %	2.60%	2.40%
Banks
Debt securities
Available-for-sale	£ 2,218	£ 1,852
Yield %	0.80%	0.50%
Banks | 0-1 years
Debt securities
Available-for-sale	£ 619	£ 798
Yield %	0.60%	0.50%
Banks | 1-5 years
Debt securities
Available-for-sale	£ 1,287	£ 965
Yield %	0.90%	0.40%
Banks | 5-10 years
Debt securities
Available-for-sale	£ 312	£ 89
Yield %	0.60%	0.30%
Other financial institutions
Debt securities
Available-for-sale	£ 3,784	£ 4,072
Yield %	1.10%	1.00%
Other financial institutions | 0-1 years
Debt securities
Available-for-sale	£ 987	£ 451
Yield %	1.20%	1.10%
Other financial institutions | 1-5 years
Debt securities
Available-for-sale	£ 1,983	£ 2,282
Yield %	1.10%	1.10%
Other financial institutions | 5-10 years
Debt securities
Available-for-sale	£ 491	£ 848
Yield %	1.00%	0.90%
Other financial institutions | Over 10 years
Debt securities
Available-for-sale	£ 323	£ 491
Yield %	0.40%	0.30%
Corporate
Debt securities
Available-for-sale	£ 108	£ 118
Yield %	1.80%	0.70%
Corporate | 0-1 years
Debt securities
Available-for-sale	£ 26	£ 27
Yield %	1.90%	0.70%
Corporate | 1-5 years
Debt securities
Available-for-sale	£ 63	£ 56
Yield %	1.90%	0.70%
Corporate | 5-10 years
Debt securities
Available-for-sale	£ 19	£ 35
Yield %	1.00%	0.70%
ABS
Debt securities
Available-for-sale	£ 1,826	£ 2,263
Yield %	0.40%	0.30%
ABS | 0-1 years
Debt securities
Available-for-sale	£ 263	£ 377
Yield %	0.40%	0.80%
ABS | 1-5 years
Debt securities
Available-for-sale	£ 1,009	£ 974
Yield %	0.50%	0.50%
ABS | 5-10 years
Debt securities
Available-for-sale	£ 231	£ 415
ABS | Over 10 years
Debt securities
Available-for-sale	£ 323	£ 497
Yield %	0.10%